Shareholder Report, Average Annual Return (Details)	12 Months Ended	39 Months Ended
	Aug. 31, 2024	Aug. 31, 2024
Putnam Sustainable Future ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Future ETF (NAV)
Average Annual Return, Percent	25.75%	(0.43%)
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	26.14%	9.74%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Future ETF (Market Price)
Average Annual Return, Percent	25.61%	(0.46%)
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	19.07%	3.25%